Summary Of Material Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025	Aug. 01, 2022
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Percentage Of Consolidated Entities Group Hold	50.00%
Customer-related intangible assets [member]
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Useful life measured as period of time, property, plant and equipment	15 years
Horizons satellite holdings LLC [Member]
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Proportion of ownership interest in joint venture	50.00%
JSAT International, Inc
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Proportion of ownership interest in joint venture	50.00%
Horizons-1 Satellite LLC and Horizons-2 Satellite LLC
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Percentage of voting equity interests acquired	100.00%
Bottom of range [member] | Other intangible assets [member]
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	1 year
Top of range [member] | Other intangible assets [member]
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	21 years
Yahlive [Member]
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Percentage of voting equity interests acquired	35.00%
Percentage Of Hold On Non Controlling Interest	65.00%
LuxGovSat [Member]
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Percentage Of Hold On Non Controlling Interest	50.00%
WAPS [Member]
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Percentage of voting equity interests acquired	49.00%
Percentage Of Hold On Non Controlling Interest	51.00%
Horizons holdings [Member]
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Percentage Of Hold On Non Controlling Interest	50.00%
SES SD [Member]
Disclosure Of Summary Of Material Accounting Policies [Line Items]
Percentage of voting equity interests acquired		100.00%